Equity and Divestiture - Schedule of Adjusted Stock Split in Line with Capital (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
% Participation	100.00%
Common Shares	32,506,781
Subscribed and Paid- In Share Capital	R$ 271,330		R$ 260,685	R$ 40,404
Former Nuvini Stockholders (Nuvini Holdings Limited) [Member]
Disclosure of classes of share capital [line items]
% Participation	74.44%	[1]	75.96%
Common Shares	24,199,194	[1]	24,016,662
Public Stockholders [Member]
Disclosure of classes of share capital [line items]
% Participation	5.00%		0.30%
Common Shares	1,625,528		95,708
Mercato Founders [Member]
Disclosure of classes of share capital [line items]
% Participation	17.69%		18.19%
Common Shares	5,750,000		5,750,000
Maxim [Member]
Disclosure of classes of share capital [line items]
% Participation	1.46%		1.50%
Common Shares	475,000		475,000
PIPE Investors [Member]
Disclosure of classes of share capital [line items]
% Participation	1.41%		4.05%
Common Shares	457,059		1,280,000

[1]	The number of common shares include reserved shares to issue former Nuvini Shareholders totaling 3,884,371 shares as of June 30, 2024. The total issued Nuvini ordinary shares is 28,622,410 as of June 30, 2024.